Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2021
Opening net book amount	141,312	7,692	—	59,425	208,429
Additions	—	251	—	—	251
Disposal	—	(1,350)	—	—	(1,350)
Business combination (Note 29)	14,697	19	—	2,400	17,116
Disposal of subsidiaries (Note 30)	(735)	(146)	—	(10,623)	(11,504)
Amortisation	—	(1,797)	—	(4,173)	(5,970)
Impairment loss (Note)	(122,099)	(3,956)	—	(43,679)	(169,734)
Closing net book amount	33,175	713	—	3,350	37,238
At 31 December 2021
Cost	54,389	12,010	9,585	4,637	80,621
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,343)	(9,585)	(568)	(17,496)
Net book amount	33,175	713	—	3,350	37,238

Year ended 31 December 2022
Opening net book amount	33,175	713	—	3,350	37,238
Additions	—	606	—	—	606
Disposal	—	(3)	—	—	(3)
Business combination (Note 29)	779	—	—	—	779
Disposal of subsidiaries (Note 30)	(955)	—	—	—	(955)
Amortisation	—	(395)	—	—	(395)
Closing net book amount	32,999	921	—	3,350	37,270
At 31 December 2022
Cost	54,213	12,813	9,585	5,039	81,650
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,938)	(9,585)	(970)	(18,493)
Net book amount	32,999	921	—	3,350	37,270

Note:     Goodwill of RMB14,697,000 and RM779,000 arose from acquisitions of subsidiaries in 2021 and 2022 respectively. The subsidiaries are principally engaged in the provision of non-surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

Schedule of estimated growth rates used for cash flow projections

	2021	2022
Annual compound revenue growth rate	6.0% ~ 10.0%	6.0% ~ 10.0%
Annual gross profit ratio	57.7% ~ 75.0%	53.8% ~ 65%
Discount rate	16%	5.7%